Reclamation and closure cost obligations - Schedule of reclamation and closure cost obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	$ 124.2	$ 121.2
Reclamation expenditures	(0.5)	(2.4)
Unwinding of discount	3.6	3.6
Revisions to expected cash flows	1.9	(0.8)
Foreign exchange movement	(9.8)	2.6
Ending Balance	119.4	124.2
Less: current portion of closure costs	(1.6)	(0.8)
Non-current portion of closure costs	117.8	123.4
Rainy River
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	91.0	87.6
Reclamation expenditures	(0.4)	(0.5)
Unwinding of discount	2.7	2.7
Revisions to expected cash flows	(1.2)	(0.8)
Foreign exchange movement	(7.1)	2.0
Ending Balance	85.0	91.0
Less: current portion of closure costs	(1.3)	(0.8)
Non-current portion of closure costs	83.7	90.2
New Afton
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	33.1	32.3
Reclamation expenditures	0.0	0.0
Unwinding of discount	0.9	0.9
Revisions to expected cash flows	3.1	(0.8)
Foreign exchange movement	(2.7)	0.7
Ending Balance	34.4	33.1
Less: current portion of closure costs	(0.3)	0.0
Non-current portion of closure costs	34.1	33.1
Cerro San Pedro
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	0.1	1.3
Reclamation expenditures	(0.1)	(1.9)
Unwinding of discount	0.0	0.0
Revisions to expected cash flows	0.0	0.8
Foreign exchange movement	0.0	(0.1)
Ending Balance	0.0	0.1
Less: current portion of closure costs	0.0	0.0
Non-current portion of closure costs	$ 0.0	$ 0.1